Debt - Maturity of Long Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Remainder of 2020	$ 31.2
2021	22.0	$ 145.2
2022	22.0	500.0
2023	22.0	2,070.0
2024	22.0	870.0
2025	291.9
Thereafter	2,073.5
Debt, Long-term and Short-term, Combined Amount	2,484.6
Total		3,585.2
Short-term borrowings	20.2
Revolving Credit Facility | Term Loan due 2027
Debt Instrument [Line Items]
Remainder of 2020	11.0
2021	22.0
2022	22.0
2023	22.0
2024	22.0
2025	22.0
Thereafter	2,073.5
Total	2,194.5	0.0
Revolving Credit Facility | ABL Revolving Credit Facility
Debt Instrument [Line Items]
Remainder of 2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
2025	269.9
Thereafter	0.0
Total	$ 269.9	$ 145.2